CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets:
Cash and cash equivalents	$ 19,433,000	¥ 134,924,000		¥ 606,796,000
Prepaid expenses and other current assets	8,206,000	56,976,000		31,560,000
Short term investment				26,169,000
Total current assets	245,735,000	1,706,139,000		1,986,857,000
Non-current assets:
Property and equipment, net				499,946,000
Long term investments	4,920,000	34,159,000		50,157,000
Total non-current assets	10,181,000	70,684,000		631,759,000
TOTAL ASSETS	255,916,000	1,776,823,000		2,618,616,000
Current liabilities:
Accrued employee benefits	6,659,000	46,233,000		44,690,000
Accrued expenses and other payables	7,590,000	52,697,000		76,409,000
Total current liabilities	268,499,000	1,864,184,000		1,779,700,000
Total liabilities	276,443,000	1,919,343,000		1,896,929,000
Shareholders' equity / (deficit)
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 400,069,875 and 409,339,219 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	48,000	334,000		310,000
Additional paid-in capital	225,033,000	1,562,408,000		1,473,468,000
Treasury stock	(3,533,000)	(24,531,000)		(94,275,000)
Statutory reserves	191,000	1,326,000		1,326,000
Accumulated deficit	(242,324,000)	(1,682,459,000)		(663,506,000)
Accumulated other comprehensive income	103,000	717,000		3,903,000
Total shareholder's equity / (deficit)	(20,527,000)	(142,520,000)		721,687,000	¥ 834,947,000	¥ 653,133,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY / (DEFICIT)	255,916,000	1,776,823,000		2,618,616,000
Parent
Current assets:
Cash and cash equivalents	3,523,000	24,463,000	$ 6,678,000	46,363,000	¥ 73,408,000	¥ 117,626,000
Prepaid expenses and other current assets	217,000	1,505,000		2,117,000
Short term investment				26,169,000
Total current assets	3,740,000	25,968,000		74,649,000
Non-current assets:
Property and equipment, net				2,890,000
Long term investments	2,835,000	19,684,000		17,841,000
Investments in subsidiaries and consolidated VIEs	(26,382,000)	(183,170,000)		629,483,000
Total non-current assets	(23,547,000)	(163,486,000)		650,214,000
TOTAL ASSETS	(19,807,000)	(137,518,000)		724,863,000
Current liabilities:
Accrued expenses and other payables	675,000	4,687,000		3,637,000
Total current liabilities	675,000	4,687,000		3,637,000
Total liabilities	675,000	4,687,000		3,637,000
Shareholders' equity / (deficit)
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 400,069,875 and 409,339,219 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	48,000	334,000		310,000
Additional paid-in capital	225,033,000	1,562,408,000		1,473,468,000
Treasury stock	(3,533,000)	(24,531,000)		(94,275,000)
Statutory reserves	191,000	1,326,000		1,326,000
Accumulated deficit	(242,324,000)	(1,682,459,000)		(663,506,000)
Accumulated other comprehensive income	103,000	717,000		3,903,000
Total shareholder's equity / (deficit)	(20,482,000)	(142,205,000)		721,226,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY / (DEFICIT)	$ (19,807,000)	¥ (137,518,000)		¥ 724,863,000